Gradison Municipal Custodian Trust -Rule 497(j) certification.
File No. 811-6705

Regarding the form of prospectus and statement of additional information for the Gradison-McDonald Ohio Tax-Free Income Fund and the Gradison-McDonald Intermediate Muncipal Income Fund which would be filed under Rule 497(c) under the Securities Act of l933, the form of such documents would not have differed from that contained in the most recent Post effective amendment to the Registrant's registration statement, Post Effective amendment 6 to the Registration Statement under the Securities Act of l933, filed electronically on October 30, l995.

|S| Bradley E. Turner *
    Bradley E. Turner
    President, Gradison Muncipal Custodian Trust
    November 1, l995.

*by : |S| Richard M. Wachterman
          Richard M. Wachterman
          Power of Attorney